SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 1) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018
Inventories by category
Raw materials and components	$ 948	$ 171
Work-in-process	1,554	2,471
Finished goods	3,404	2,063
Total	$ 5,906	$ 4,705